Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule Of Related Parties Transactions And Balances

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI/RCEVS.

(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.

Transactions:	Year ended December 31,
	2013	2012	2011
Income -
Sales to affiliated companies (*)	$116,805	$98,884	$53,490
Participation in expenses	$2,330	$2,063	$3,923
Cost and expenses -
Supplies from affiliated companies (**)	$16,166	$10,908	$44,840

Balances:	December 31,
	2013	2012
Trade receivables and other receivables (*)	$59,889	$24,121
Trade payables and advances(**)	$17,103	$18,475